ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers
	As of December 31,
	2015	2016
	RMB	RMB
Advances to suppliers - current	258,114,710	333,291,005
Provision for advances to suppliers	(6,724,857)	(7,524,746)
Advances to suppliers, net	251,389,853	325,766,259